Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Schedule of Balances of Other Financial Liabilities

	For the years ended
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Other Financial Liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	43,946,822	797,023,880	17,255,679	760,932,929
Hedging derivatives (*)	81,195,765	2,629,715	304,278	21,045,216
Non-hedging derivatives (**)	207,957	159,630	1,255,478	—
Total	125,350,544	799,813,225	18,815,435	781,978,145

(*)See Note 21.2.a.

(**)See Note 21.2.b.

Schedule of Interest-bearing Borrowings

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-current	Current	Non-current
Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4	—	109	—
Unsecured liabilities	41,780,543	784,713,705	15,455,782	748,123,803
Finance leases	2,166,275	12,310,175	1,799,788	12,809,126
Total	43,946,822	797,023,880	17,255,679	760,932,929

Summary of Identification of Bank Borrowings by Company

Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Interest payment		Balance as of 12-31-2018
											Current
										Less than 90 days	More than 91 days	Total Current
										ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	4	-	4
				Total	ThCh$					4	-	4

Taxpayer ID No. (RUT)	Company	Country	Taxpayer ID No. (RUT)	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Interest payment		Balance as of 12-31-2017
											Current
										Less than 90 days	More than 91 days	Total Current
										ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	-	97
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12		12
				Total	ThCh$					109	-	109

Summary of Unsecured Liabilities by Currency and Maturity

					Balance as of 12-31-2018
					Current			Non-current
		Effective Interest	Nominal Interest	Secured	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	7,144,997	2,493,452	9,638,449	—	—	—	—	487,595,270	487,595,270
Chile	UF	6.00%	5.48%	No	—	32,142,094	32,142,094	30,793,493	30,793,493	30,793,493	30,793,493	173,944,463	297,118,435
				Total	7,144,997	34,635,546	41,780,543	30,793,493	30,793,493	30,793,493	30,793,493	661,539,733	784,713,705

					Balance as of 12-31-2017
					Current			Non-current
		Effective Interest	Nominal Interest	Secured	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	6,322,081	2,206,269	8,528,350	—	—	—	—	430,228,859	430,228,859
Chile	UF	6.00%	5.48%	No	—	6,927,432	6,927,432	5,574,013	5,574,013	5,574,013	5,574,013	295,598,892	317,894,944
				Total	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

Summary of Secured and Unsecured Liabilities by Company

										Balance as of 12-31-2018
										Current			Non-current
													One to	Two to	Three to
							Effective	Nominal	Secured	Less than	More than		two	three	four	Four to	More than
Taxpayer ID			Taxpayer ID				Interest	Interest	(Yes	90 days	90 days	Total	years	years	years	five years	five years	Total
No.	Company	Country	No.	Company	Country	Currency	Rate	Rate	/ No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,693,498	—	4,693,498	—	—	—	—	142,300,747	142,300,747
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,500,880	—	1,500,880	—	—	—	—	48,131,124	48,131,124
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	950,619	—	950,619	—	—	—	—	22,694,249	22,694,249
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	—	2,493,452	2,493,452	—	—	—	—	274,469,150	274,469,150
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	—	6,513,162	6,513,162	5,733,684	5,733,684	5,733,684	5,733,684	25,386,928	48,321,664
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	—	25,628,932	25,628,932	25,059,809	25,059,809	25,059,809	25,059,809	148,557,535	248,796,771
				Total						7,144,997	34,635,546	41,780,543	30,793,493	30,793,493	30,793,493	30,793,493	661,539,733	784,713,705

										Balance as of 12-31-2017
										Current			Non-current
													One to	Two to	Three to
							Effective	Nominal	Secured	Less than	More than		two	three	four	Four to	More than
Taxpayer ID			Taxpayer ID				Interest	Interest	(Yes	90 days	90 days	Total	years	years	years	five years	five years	Total
No.	Company	Country	No.	Company	Country	Currency	Rate	Rate	/ No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,152,926	—	4,152,926	—	—	—	—	125,566,611	125,566,611
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,328,023	—	1,328,023	—	—	—	—	42,902,198	42,902,198
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	841,132	—	841,132	—	—	—	—	19,398,499	19,398,499
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	—	2,206,269	2,206,269	—	—	—	—	242,361,551	242,361,551
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	—	6,374,051	6,374,051	5,574,013	5,574,013	5,574,013	5,574,013	30,872,536	53,168,588
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	—	553,381	553,381	—	—	—	—	264,726,356	264,726,356
				Total						6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

Summary of Detail of Finance Lease Obligations

Balance as of December 31, 2018
								Current			Non-current
											One to	Two to	Three to
							Nominal	Less than	More than		two	three	four	Four to	More than
Taxpayer ID			Taxpayer ID				Interest	90 days	90 days	Total	years	years	years	five years	five years	Total
No.	Company	Country	No.	Name	Country	Currency	Rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175
				Total						2,166,275						12,310,175

Balance as of December 31, 2017
								Current			Non-current
											One to	Two to	Three to
							Nominal	Less than	More than		two	three	four	Four to	More than
Taxpayer ID			Taxpayer ID				Interest	90 days	90 days	Total	years	years	years	five years	five years	Total
No.	Company	Country	No.	Name	Country	Currency	Rate	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126
				Total						1,799,788						12,809,126

Summary of Changes in Reserve for Cash Flow Hedges

	12-31-2018	12-31-2017	12-31-2016
HEDGING RESERVE	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at beginning of year	(44,278,685)	(85,790,673)	(122,448,724)
Foreign currency exchange differences recorded in net equity	(41,257,222)	28,878,949	23,870,051
Recognition of foreign currency exchange differences in profit (loss)	11,321,589	12,633,039	12,788,000
Balance in hedging reserves (hedging income) at year end	(74,214,318)	(44,278,685)	(85,790,673)

Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of Bank Loans by Currency and Maturity
-	Summary of bank loans by currencies and maturities

							Balance as of 12-31-2018
Country	Currency	Nominal Interest Rate	Secured (Yes / No)		Current				Non-Current
				Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	No	4	-	4	-	-	-	-	-	-
			Total	4	-	4	-	-	-	-	-	-

							Balance as of 12-31-2017
Country	Currency	Nominal Interest Rate	Secured (Yes / No)		Current				Non-Current
				Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	No	109	-	109	-	-	-	-	-	-
			Total	109	-	109	-	-	-	-	-	-

Summary of Estimates of Undiscounted Cash Flows by Type of Financial Debt
-	Summary of bank loans by currency and contractual maturity

								Balance as of 12-31-2018
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes / No)		Current				Non-Current
					Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	No	4	-	4	-	-	-	-	-	-
				Total	4	-	4	-	-	-	-	-	-

								Balance as of 12-31-2017
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes / No)		Current				Non-Current
					Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	No	109	-	109	-	-	-	-	-	-
				Total	109	-	109	-	-	-	-	-	-

Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of Estimates of Undiscounted Cash Flows by Type of Financial Debt
-	Summary of secured and unsecured liabilities by currency and maturity

					Balance as of 12-31-2018
					Current			Non-current
					One to	Three to			Two to
		Effective	Nominal		three	twelve		One to	three	Three to	Four to five	More than
		Interest	Interest	Secured	months	months	Total	two years	years	four years	years	five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.00%	6.90%	No	7,557,992	22,673,976	30,231,968	30,231,967	30,231,967	30,231,967	30,231,967	763,227,018	884,154,886
Chile	UF	6.00%	5.48%	No	6,603,562	49,871,556	56,475,118	54,036,540	51,597,963	49,159,386	46,720,808	224,787,689	426,302,386
				Total	14,161,554	72,545,532	86,707,086	84,268,507	81,829,930	79,391,353	76,952,775	988,014,707	1,310,457,272

									Balance as of 12-31-2017
						Current		Non-current
					One to	Three to			Two to
		Effective	Nominal		three	twelve		One to	three	Three to	Four to five	More than
		Interest	Interest	Secured	months	months	Total	two years	years	four years	years	five years	Total
Country	Currency	Rate	Rate	(Yes/No)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.00%	6.90%	No	6,697,979	20,093,935	26,791,914	26,791,913	26,791,913	26,791,913	26,791,913	703,872,066	811,039,718
Chile	UF	6.00%	5.48%	No	5,775,038	22,689,438	28,464,476	51,927,014	49,837,566	47,748,117	45,658,669	256,892,562	452,063,928
				Total	12,473,017	42,783,373	55,256,390	78,718,927	76,629,479	74,540,030	72,450,582	960,764,628	1,263,103,646

Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of Estimates of Undiscounted Cash Flows by Type of Financial Debt
-	Summary of finance lease obligations

				Balance as of December 31, 2018
				Current			Non-current
		Nominal Interest	Secured (Yes/No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.50%	No	760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764		14,136,785
		Total		760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	—	14,136,785

				Balance as of December 31, 2017
				Current			Non-current
		Nominal Interest	Secured (Yes/No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
Country	Currency	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.50%	No	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706
			Total	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706